Liabilities and off-balance sheet commitments by maturity - Schedule of maturity of financial and non-financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Deposits from banks	€ 23,257	€ 56,632
Customer deposits	650,276	640,799
– Other trading liabilities	14,087	8,219
– Trading derivatives	23,132	30,869
Non-trading derivatives	2,019	3,048
– Designated as at fair value through profit or loss	55,400	50,883
Debt securities in issue	124,670	95,918
Subordinated loans	15,401	15,786
Lease liabilities	1,162	1,174
Financial liabilities	909,403	903,328
Other liabilities	15,268	16,502
Total liabilities	924,671	919,829
Coupon interest due on financial liabilities	24,153	14,175
Contingent liabilities	42,821	44,544
Guarantees issued by ING Groep N.V.	197	336
Irrevocable facilities	166,810	161,940
Contingent liabilities and commitments	209,828	206,820
Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities	2
Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	27,894	28,859
Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	14,925	15,682
Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities		3
Less than 1 month
Financial liabilities at fair value through profit or loss
Deposits from banks	9,294	10,053
Customer deposits	583,335	605,154
– Other trading liabilities	10,981	5,778
– Trading derivatives	2,292	2,100
Non-trading derivatives	505	345
– Designated as at fair value through profit or loss	29,856	31,505
Debt securities in issue	3,442	2,049
Subordinated loans
Lease liabilities	17	19
Financial liabilities	639,722	657,001
Other liabilities	9,739	9,913
Total liabilities	649,462	666,914
Coupon interest due on financial liabilities	1,047	430
Guarantees issued by ING Groep N.V.	197	336
Irrevocable facilities	166,361	161,147
Contingent liabilities and commitments	208,825	205,447
Less than 1 month | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities	2
Less than 1 month | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	27,340	28,304
Less than 1 month | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities	14,925	15,660
Less than 1 month | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 3 months
Financial liabilities at fair value through profit or loss
Deposits from banks	7,800	2,238
Customer deposits	19,510	16,127
– Other trading liabilities	697	875
– Trading derivatives	2,243	2,319
Non-trading derivatives	96	288
– Designated as at fair value through profit or loss	12,754	11,472
Debt securities in issue	10,801	11,227
Subordinated loans
Lease liabilities	45	43
Financial liabilities	53,946	44,588
Other liabilities	619	683
Total liabilities	54,565	45,271
Coupon interest due on financial liabilities	1,653	714
Guarantees issued by ING Groep N.V.
Irrevocable facilities	12
Contingent liabilities and commitments	12	19
1 to 3 months | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 3 months | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 3 months | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities		19
1 to 3 months | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
3 to 12 months
Financial liabilities at fair value through profit or loss
Deposits from banks	2,074	33,268
Customer deposits	40,976	15,045
– Other trading liabilities	545	304
– Trading derivatives	5,148	4,942
Non-trading derivatives	139	216
– Designated as at fair value through profit or loss	5,442	1,626
Debt securities in issue	34,882	23,187
Subordinated loans		760
Lease liabilities	175	170
Financial liabilities	89,381	79,518
Other liabilities	2,829	2,466
Total liabilities	92,209	81,984
Coupon interest due on financial liabilities	6,014	3,132
Guarantees issued by ING Groep N.V.
Irrevocable facilities	63	194
Contingent liabilities and commitments	63	197
3 to 12 months | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
3 to 12 months | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
3 to 12 months | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities		3
3 to 12 months | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	1,898	9,878
Customer deposits	3,585	2,729
– Other trading liabilities	1,003	771
– Trading derivatives	10,204	9,330
Non-trading derivatives	1,002	1,204
– Designated as at fair value through profit or loss	3,834	3,177
Debt securities in issue	47,134	30,769
Subordinated loans
Lease liabilities	627	593
Financial liabilities	69,286	58,451
Other liabilities	1,662	3,033
Total liabilities	70,948	61,485
Coupon interest due on financial liabilities	10,007	6,346
Guarantees issued by ING Groep N.V.
Irrevocable facilities	314	434
Contingent liabilities and commitments	318	438
1 to 5 years | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 5 years | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	4	4
1 to 5 years | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
1 to 5 years | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
More than 5 years
Financial liabilities at fair value through profit or loss
Deposits from banks	2,002	1,794
Customer deposits	1,931	1,872
– Other trading liabilities	897	575
– Trading derivatives	7,110	3,609
Non-trading derivatives	355	470
– Designated as at fair value through profit or loss	3,546	3,701
Debt securities in issue	31,196	34,335
Subordinated loans	9,104	9,936
Lease liabilities	359	377
Financial liabilities	56,500	56,669
Other liabilities	420	406
Total liabilities	56,920	57,075
Coupon interest due on financial liabilities	5,030	3,208
Guarantees issued by ING Groep N.V.
Irrevocable facilities	60	166
Contingent liabilities and commitments	610	719
More than 5 years | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
More than 5 years | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities	550	550
More than 5 years | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
More than 5 years | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities		3
Maturity not applicable
Financial liabilities at fair value through profit or loss
Deposits from banks
Customer deposits
– Other trading liabilities
– Trading derivatives
Non-trading derivatives
– Designated as at fair value through profit or loss	25	22
Debt securities in issue
Subordinated loans	6,988	6,307
Lease liabilities
Financial liabilities	7,014	6,329
Other liabilities
Total liabilities	7,014	6,329
Coupon interest due on financial liabilities	402	347
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Maturity not applicable | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
Maturity not applicable | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment
Financial liabilities at fair value through profit or loss
Deposits from banks	189	(598)
Customer deposits	939	(128)
– Other trading liabilities	(36)	(83)
– Trading derivatives	(3,865)	8,570
Non-trading derivatives	(78)	525
– Designated as at fair value through profit or loss	(57)	(620)
Debt securities in issue	(2,786)	(5,648)
Subordinated loans	(691)	(1,218)
Lease liabilities	(61)	(28)
Financial liabilities	(6,446)	771
Other liabilities
Total liabilities	(6,446)	771
Coupon interest due on financial liabilities
Guarantees issued by ING Groep N.V.
Irrevocable facilities
Contingent liabilities and commitments
Adjustment | Contingent liabilities in respect of discounted bills
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of guarantees
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of irrevocable letters of credit
Financial liabilities at fair value through profit or loss
Contingent liabilities
Adjustment | Contingent liabilities in respect of other
Financial liabilities at fair value through profit or loss
Contingent liabilities